Consolidated Statements of Comprehensive (Loss)/Income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenue		£ 36,464
Cost of revenue	£ 936	(17,908)
Research and development expenses	(24,962)	(23,559)	£ (16,347)
Administrative expenses	(19,543)	(15,933)	(21,222)
Operating loss	(43,569)	(20,936)	(37,569)
Finance income	696	1	44
Finance costs	(3,361)	(4,022)	(6,383)
Changes in the fair value of financial instruments	7,805	40,039	(109,849)
Gain/(loss) on disposal of intangible assets		113	(10,872)
Net foreign exchange gain/(loss)	1,525	(954)	(1,821)
Other income and expenses	811
(Loss)/profit before tax	(36,093)	14,241	(166,450)
Taxation	1,897	(1,516)	2,822
(Loss)/profit for the year, attributable to equity holders of the parent	(34,196)	12,725	(163,628)
Currency translation of foreign operations	(1,828)	(191)	349
Total comprehensive (loss)/income for the year, attributable to equity holders of the parent	£ (36,024)	£ 12,534	£ (163,279)
Basic (loss)/profit per share for the year (in £)	£ (0.06)	£ 0.02	£ (0.48)
Diluted loss per share for the year (in £)	£ (0.06)	£ (0.05)	£ (0.48)